Cover	Apr. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2024
Entity File Number	001-6615
Entity Registrant Name	SUPERIOR INDUSTRIES INTERNATIONAL, INC.
Entity Central Index Key	0000095552
Entity Tax Identification Number	95-2594729
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	26600 Telegraph Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48033
City Area Code	248
Local Phone Number	352-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SUP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false